UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05989)

Exact name of registrant as specified in charter:	Putnam Global Utilities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Global Utilities Fund

The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Electric utilities (75.7%)
Allegheny Energy, Inc.	103,200	$2,580,000
Alliant Energy Corp.	88,234	2,093,793
American Electric Power Co., Inc.	235,150	6,193,851
Chubu Electric Power, Inc. (Japan)	114,700	2,561,500
CMS Energy Corp.	735,690	8,342,725
Constellation Energy Group, Inc.	97,000	2,646,160
Dominion Resources, Inc.	85,350	2,713,277
Duke Energy Corp.	444,401	6,288,274
E.ON AG (Germany)	800,755	28,302,552
Edison International	282,745	8,267,464
Electricite de France (France)	133,196	6,981,249
Entergy Corp.	149,007	11,118,902
Exelon Corp.	319,852	15,356,095
FirstEnergy Corp.	161,056	6,086,306
FPL Group, Inc.	135,596	7,665,242
Great Plains Energy, Inc.	273,100	4,115,617
Hong Kong Electric Holdings, Ltd. (Hong Kong)	460,500	2,479,065
Iberdrola SA (Spain)	1,237,067	10,587,326
ITC Holdings Corp.	46,900	2,011,541
Kyushu Electric Power Co., Inc. (Japan)	361,200	7,606,237
National Grid PLC (United Kingdom)	781,472	7,560,516
Northeast Utilities	200,905	4,176,815
NV Energy, Inc.	835,925	8,359,250
PG&E Corp.	396,456	14,553,900
Pinnacle West Capital Corp.	68,600	1,896,790
Public Power Corp. SA (Greece)	319,035	7,243,460
Public Service Enterprise Group, Inc.	150,740	4,804,084
Red Electrica Corp. SA (Spain)	30,709	1,435,185
RWE AG (Germany)	180,321	14,990,349
Scottish and Southern Energy PLC (United Kingdom)	416,584	7,854,396
Southern Co. (The)	56,200	1,596,642
Terna SPA (Italy)	201,940	741,883
Tohoku Electric Power Co., Inc. (Japan)	143,100	2,934,516
Tokyo Electric Power Co. (Japan)	636,200	15,999,536
Wisconsin Energy Corp.	83,378	3,290,096
		241,434,594

Natural gas utilities (17.2%)
Centrica PLC (United Kingdom)	3,438,745	13,673,766
Gaz de France SA (France)	453,939	17,889,625
Osaka Gas Co., Ltd. (Japan)	1,574,000	4,985,450
Sempra Energy	146,143	6,675,812
Tokyo Gas Co., Ltd. (Japan)	3,112,000	11,455,077
		54,679,730

Power producers (4.9%)
AES Corp. (The) (NON)	952,148	9,511,959
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	675,000	2,499,688
International Power PLC (United Kingdom)	817,711	3,629,232
		15,640,879

Total common stocks (cost $303,720,759)		$311,755,203

SHORT-TERM INVESTMENTS (1.4%)(a)
	Shares	Value

SSgA U.S. Government Prime Money Market Fund (i)	140,000	$140,000
Putnam Money Market Liquidity Fund (e)	4,172,809	$4,172,809

Total short-term investments (cost $4,312,809)		$4,312,809

TOTAL INVESTMENTS

Total investments (cost $308,033,568) (b)		$316,068,012

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $31,446,313) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,321,462	$2,140,283	6/17/09	$181,179
Canadian Dollar	3,534,969	3,282,299	6/17/09	252,670
Euro	21,049,476	20,059,817	6/17/09	989,659
Hong Kong Dollar	5,962,196	5,963,914	6/17/09	(1,718)

Total				$1,421,790

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $6,695,468) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$2,491,905	$2,324,365	6/17/09	$(167,540)
Euro	1,556,300	1,489,533	6/17/09	(66,767)
Japanese Yen	2,963,444	2,881,570	6/17/09	(81,874)

Total				$(316,181)

NOTES

(a) Percentages indicated are based on net assets of $318,693,528.

(b) The aggregate identified cost on a tax basis is $308,405,452, resulting in gross unrealized appreciation and depreciation of $39,782,030 and $32,259,470, respectively, or net unrealized appreciation of $7,522,560.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,117 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $12,915,632 and $8,742,823, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at May 31, 2009 (as a percentage of Portfolio Value):

United States	45.7%
Japan	14.4
Germany	13.7
United Kingdom	10.4
France	7.9
Spain	3.8
Greece	2.3
Hong Kong	1.6
Italy	0.2

Total	100.0%

(i) Security purchased with cash, that was pledged to the fund for collateral on certain derivative contracts.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements ("Master Agreements") with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio; collateral pledged by the fund is segregated by the fund's custodian and identified in The fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $148,642 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$144,657,404	$--

Level 2	171,410,608	1,105,609

Level 3	--	--

Total	$316,068,012	$1,105,609

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$1,423,508	$317,899

Total	$1,423,508	$317,899

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Utilities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009